Commitment and Contingencies (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Commitment and Contingencies (Textual)
Rental expenses incurred under operating leases	¥ 7,645	¥ 4,026